Consolidated Statements of Shareholders' Equity (USD $)	Common shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total
Beginning Balance, Amount at Mar. 31, 2009	$ 19,131,789	$ 2,645,585	$ (21,235,095)	$ 234,911	$ 777,190
Beginning Balance, Shares at Mar. 31, 2009	105,460,867
Shares issued, shares	10,000,000
Shares issued, amount	31,007				31,007
Stock options granted		81,177
Net income			304,767		304,767
Cumulative translation adjustment				232,407
Total comprehensive income					537,174
Ending Balance, Amount at Mar. 31, 2010	19,162,796	2,726,762	(20,930,327)	467,317	1,426,548
Ending Balance, Shares at Mar. 31, 2010	115,460,867
Shares issued, shares	10,000,000
Shares issued, amount	100,000
Stock options granted		71,513			71,513
Net income			366,797		366,797
Cumulative translation adjustment				132,291
Ending Balance, Amount at Mar. 31, 2011	19,262,796	2,798,275	(20,563,530)	599,608	2,097,149
Ending Balance, Shares at Mar. 31, 2011	125,460,867				125,460,867
Stock options granted		27,296			27,296
Net income			451,049		451,049
Cumulative translation adjustment				(165,794)
Total comprehensive income					285,255
Ending Balance, Amount at Mar. 31, 2012					$ 2,409,700
Ending Balance, Shares at Mar. 31, 2012					125,460,867